111 Huntington Ave., Boston, Massachusetts  02199-7632

Phone 617-954-5000

October 5, 2016

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:          MFS® Series Trust XII (the “Trust”) (File Nos. 333-126328 and 811-21780) on behalf of MFS® Lifetime® 2060 Fund (the “New Fund”); Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to (1) the Securities Act of 1933, as amended, and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended, and (3) Regulation S-T, please find Post-Effective Amendment No. 52 to the Registration Statement of the Trust (the “Amendment”), the prospectus of which is marked to indicate all changes from Post-Effective Amendment No. 49 to the above-captioned Registration Statement.

This Amendment is being filed in order to change the effective date of Post-Effective Amendment No. 49 from October 12, 2016 to December 4, 2016, to include additional information that was inadvertently omitted from Post-Effective Amendment No. 49, and to reflect changes in response to comments received from the Staff on September 15, 2016.

If you have any questions concerning the foregoing, please call Nick Pirrotta at (617) 954-5846.

Sincerely,

SUSAN A. PEREIRA
Susan A. Pereira
Vice President and Senior Counsel

SAP/bjn
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